Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,822,000
Previously Paid Amount	0.00
Total Fee Amount	585.15
Total Offset Amount	0.00
Net Fee	585.15
Narrative - Max Aggregate Offering Price	$ 3,822,000
Final Prospectus	true